CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (475)	$ (619)	$ 138
Other comprehensive income (loss), net of tax:
Change in currency translation adjustments, net of tax	(15)	(2)	(4)
Change in defined benefit plans, net of tax
Actuarial gain (loss), net and prior service cost arising during the year	28	(80)	(55)
Amortization of actuarial loss and prior service cost in net periodic pension cost	4	1
Other comprehensive loss, net of tax	17	(81)	(59)
Comprehensive (loss) income	(458)	(700)	79
Comprehensive loss (income) attributable to non-controlling interests in subsidiaries	2	1	(4)
Comprehensive (loss) income attributable to the Company	(456)	(699)	75
Preferred shares dividend	(10)
Comprehensive (loss) income attributable to the shareholders of the Company's ordinary shares	$ (466)	$ (699)	$ 75